RELATED PARTY TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
RELATED PARTY TRANSACTIONS [Line Items]
Short-term borrowings			¥ 39,633		$ 355	¥ 2,300
Entity controlled by minority shareholder of Shenyang K-12 [Member] | Borrowing [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Transactions amount	[1]			¥ 1,100
Executive Principal of Ambow Research Center - Gao Shoubai [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Borrowings from (repayments) to related party	[2]	¥ (3,960)		3,960
Vice President - Xie Xuejun [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Interest rate (as a percent)					10.00%	10.00%
Borrowings from (repayments) to related party	[3]	(1,350)	¥ 500	¥ 850
Loan to (collection) from related party	[4]	(1,670)	2,770
General Manager of Beijing SIWA Century Zhisheng Education Technology Co., Ltd. -Bu Lixiang [Member] | Loans receivable [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Transactions amount	[4]	199	¥ 10
Suzhou Chengpingheng Software Engineering Co., Ltd , an entity controlled by Bu Lixiang, General Manager of Century Zhisheng [Member] | Loans receivable [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Transactions amount	[5]	138
General Manager of Century Zhisheng - Bu Lixiang [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Loan to (collection) from related party		1,089	¥ 3,143
General Manager of Century Zhisheng - Bu Lixiang [Member] | Borrowing [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Transactions amount	[3]	1,089	3,143
Shandong Shichuang Software Engineering Co., Ltd., an entity controlled by Executive Principal of Ambow Research Center, Gao Shouba [Member] | Borrowing [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Short-term borrowings	[5]		¥ 3,430
Chief Operating Officer - Chiao-Ling Hsu [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Transactions amount	[4]	¥ 400
Subsidiary of minority shareholder of Shenyang K-12 [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Transactions amount
General Manager of College Segment-Gao Shoubai [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Interest bearing borrowings						¥ 2,000
Noninterest bearing borrowings						¥ 1,960
Interest rate (as a percent)					24.00%	24.00%
General Manager of College Segment-Gao Shoubai [Member] | Borrowing [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Repayments of borrowings		¥ 3,960
Others [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Transactions amount				¥ 5

[1]	Borrowing from an entity controlled by minority shareholder of Shenyang K-12 was RMB nil as of December 31, 2014 and 2015 which was due to the minority shareholder of Shenyang K-12 was no longer related party of the Group.
[2]	Due to the shortage of working capital, the Company borrowed funds from management personnel Gao Shoubai. The borrowing of RMB 2,000 from Gao Shoubai was with a maturity date on February 7, 2014 and noninterest bearing; RMB 1,960 was with a maturity date on December 8, 2013 and bearing interest at 24% per annum. The borrowings of RMB 3,960 were repaid to Gao Shoubai in the year ended December 31, 2015.
[3]	The borrowings were made from management for operation purpose. The borrowings of RMB 3,143 and 1,089 from Bu Lixiang in 2014 and 2015 were noninterest bearing. The borrowings of RMB 850 and 500 from Xie Xuejun in year 2013 and 2014 were bearing interest at 10% per annum, and fully repaid in 2015.
[4]	The loans were to management for operation purpose.
[5]	The loans to and/or borrowings from entities controlled by of management were made for operation purpose without interest bearing and maturity date.